Real Estate Assets MF Properties (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) Unit	Dec. 31, 2013 USD ($) Unit		Dec. 31, 2012 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation	$ 4,801,533	$ 4,262,600		$ 3,104,293
Land and land improvements	13,753,493	9,245,592
Buildings and improvements	110,706,173	90,253,256
Carrying Value	124,459,666	$ 99,498,848
The 50/50 Student Housing--UNL [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit		475
Real Estate [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 4,801,533	$ 3,804,499		$ 2,485,365
Number of Units | Unit	2,163
Carrying Value	$ 119,980,369	99,498,848
Accumulated Depreciation - MF Properties	(14,108,154)	(9,386,811)
Property, Plant and Equipment, Net	$ 105,872,215	$ 90,112,037
Real Estate [Member] | Arboretum [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	145	145
Land and land improvements	$ 1,748,502	$ 1,739,554
Buildings and improvements	19,216,623	19,123,872
Carrying Value	$ 20,965,125	$ 20,863,426
Real Estate [Member] | Eagle Village [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	511	511
Land and land improvements	$ 567,880	$ 567,880
Buildings and improvements	12,472,151	12,336,975
Carrying Value	$ 13,040,031	$ 12,904,855
Real Estate [Member] | Glynn Place [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	128	128
Land and land improvements	$ 743,996	$ 743,996
Buildings and improvements	4,995,658	4,937,172
Carrying Value	$ 5,739,654	$ 5,681,168
Real Estate [Member] | Meadowview [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	118	118
Land and land improvements	$ 688,539	$ 688,539
Buildings and improvements	5,479,342	5,416,293
Carrying Value	$ 6,167,881	$ 6,104,832
Real Estate [Member] | Residences at DeCordova [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	110	110
Land and land improvements	$ 1,137,832	$ 1,137,832
Buildings and improvements	8,007,390	7,965,574
Carrying Value	$ 9,145,222	$ 9,103,406
Real Estate [Member] | Residences at Weatherford [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	76	76
Land and land improvements	$ 1,942,229	$ 1,927,701
Buildings and improvements	5,724,456	5,695,600
Carrying Value	$ 7,666,685	$ 7,623,301
Real Estate [Member] | Woodland Park [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	236	236
Land and land improvements	$ 1,265,160	$ 1,260,032
Buildings and improvements	14,167,096	14,033,777
Carrying Value	$ 15,432,256	15,293,809
Real Estate [Member] | The 50/50 Student Housing--UNL [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	475
Land and land improvements	$ 0	0	[1]
Buildings and improvements	32,820,776	13,130,325	[1]
Carrying Value	$ 32,820,776	$ 13,130,325	[1]
Real Estate [Member] | Maples on 97th [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	258	258
Land and land improvements	$ 1,180,058	$ 1,180,058
Buildings and improvements	7,822,681	7,613,668
Carrying Value	$ 9,002,739	$ 8,793,726

[1]	(1) The construction work in process represents pre-development architecture and engineering costs related to The 50/50 Student Housing at UNL, a 475 bed student housing project, which was built above a 1,605 parking stall garage to be constructed at the University of Nebraska-Lincoln.